COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES

27. COMMITMENTS AND CONTINGENCIES

Acquisition of fixed assets

As of December 31, 2012, the Group had commitments of approximately RMB376,978,000 (US$60,509,141) related to the acquisition of fixed assets. The commitment for acquisition of fixed assets is expected to be settled within the next twelve months.

Operating lease commitments

The Group has entered into leasing arrangements relating to office premises and other facilities that are classified as operating leases. Future minimum lease payments for non-cancelable operating leases as of December 31, 2012 are as follows:

	As of December 31, 2012
	(RMB’000)	(US$’000)

Year 2013	3,991	641
Year 2014	1,009	162
Year 2015 and thereafter	—	—

Total	5,000	803

The terms of the leases do not contain rent escalation or contingent rent.

Purchase of raw materials

The commitments related to framework contracts to purchase raw materials as of December 31, 2012 are as follows:

	As of December 31, 2012
	(RMB’000)	(US$’000)

Year 2013	168,881	27,107
Year 2014 and thereafter	—	—

	168,881	27,107

The above listing of amounts and timing of purchases are based on management’s best estimate using existing terms in the framework contracts, as amended or supplemented. To the extent the terms of the contracts are revised through negotiation or agreement between the Group and its suppliers, the amount or timing of purchases could change.

Litigation

The Group was involved in certain cases pending in various PRC and U.S. courts and arbitration as of December 31, 2012. For certain proceedings, the Group is currently unable to estimate the reasonably possible loss or a range of reasonably possible losses. The Group is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, or the progress of settlement negotiations. On an annual basis, the Group reviews relevant information with respect to litigation contingencies, and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

For certain proceedings that the Group is involved as the plaintiff and expects favorable outcome, an estimated gain from a gain contingency is not reflected in the statement of financial position or statements of comprehensive income until the realization of the gain contingency.

Income Taxes

Effective from January 1, 2007, the Group adopted ASC 740-10, which prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken in the tax return. ASC 740-10 also provides guidance on de-recognition of income tax assets and liabilities, classification current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods and income tax disclosures. As of December 31, 2011 and 2012, the Group has recorded an unrecognized tax benefit for RMB143,473,000 (US$23,029,004).